COMMITMENTS AND CONTINGENT LIABILITIES (Narrative)(Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Minimum payment upon cancellation of cancelable operating lease agreements	$ 7
Guaranteed operating lease commitments	163	140
Operating Leased Assets [Line Items]
Operating leases expense	531	630	565
Long-term Purchase Commitment [Line Items]
Operating leases expense	531	630	565
Research and development, net	1,247	3,386	5,707
May 2006 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	960
Maintenance fees/royalties, noncurrent	680
Research and development, net	40	47
June 2006 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	490
Maintenance fees/royalties, noncurrent	377
Research and development, net	40	39
August 2006 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	320
Maintenance fees/royalties, noncurrent	210
Research and development, net	0	0
December 2006 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	302
Maintenance fees/royalties, noncurrent	208
Research and development, net	20	21
May 2007 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	690
Maintenance fees/royalties, noncurrent	510
Research and development, net	30	35
January 2008 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	440
Maintenance fees/royalties, noncurrent	330
Research and development, net	20	24
BIRD Royalty-Bearing Program [Member]
Long-term Purchase Commitment [Line Items]
Required grant repayment, percent of grants received	100.00%
Maximum repayment amount in the event of nonpayment, percent of grants received	150.00%
Grants received, offset against research and development	500
Rimonim Consortium [Member]
Long-term Purchase Commitment [Line Items]
Grants received	$ 70